COMMITMENTS AND CONTINGENCIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)				12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jan. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Shares redeem for cash			101,000,000
Proceeds from issuance initial public offering					$ 99,429,074
Shares issued, price per share			$ 10.10				$ 11.23
Deferred underwriting commissions				$ 3,555,674	$ 3,555,674	$ 3,555,674
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share	$ 0.20
Cash underwriting discount	$ 2,000,000
Cash underwriting discount were exercised	$ 2,300,000
Deferred fees, per unit	$ 0.35
Deferred underwriting commissions	$ 3,500,000
Deferred underwriting commissions were exercised	4,025,000
Deferred underwriting commissions	$ 3,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares redeem for cash	159,069	159,069
Proceeds from issuance initial public offering	$ 1,590,690	$ 1,590,690
Shares issued, price per share	$ 10.00